Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

5. RELATED PARTY TRANSACTIONS

Founder Shares

During the period from March 6, 2019 (date of inception) to March 12, 2019, the Sponsor and Northland Investment purchased 2,500,000 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.01 per share. In April 2019, the Company effected a stock dividend of 0.493 shares of common stock for each outstanding share of common stock, resulting in the Sponsor and Northland Investment holding an aggregate of 3,732,500 shares of its common stock. Subsequently, the Sponsor and Northland Investment sold 68,041 shares and 31,959 shares, respectively, to EarlyBird and the EarlyBird Group collectively for an aggregate purchase price of $670, or $0.0067 per share. In June 2019, the Company effected a stock dividend of 0.1541 shares of common stock for each outstanding share of common stock, resulting in the Sponsor, Northland Investment, EarlyBird and the EarlyBird Group holding an aggregate of 4,307,500 shares of its common stock as of March 31, 2021 and December 31, 2020. The Founder Shares are identical to the common stock included in the Units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

Private Placement

The Founders purchased from the Company an aggregate of 492,500 Private Placement Units at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the initial closing of the Offering. The Founders also purchased from the Company an aggregate of 75,000 Private Placement Units at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the second closing of the Offering with the exercise of the over-allotment option. Among the Private Placement Units, 481,250 units were purchased by the Sponsor, 29,900 units were purchased by EarlyBird, and 56,350 units were purchased by Northland Investment. Each Private Placement Unit consists of one share of the Company’s common stock, $0.0001 par value, one Warrant, and one right to receive one-twentieth (1/20) of a share of common stock upon the consummation of the Company’s initial Business Combination. Warrants will be exercisable for $11.50 per share, and the exercise price of the Warrants may be adjusted in certain circumstances as described in Note 7.

One of the Company’s underwriters, Northland, purchased 100,000 Private Underwriter Shares, at a purchase price of $10.00 per share in a private placement that occurred simultaneously with the completion of the initial closing of the Offering. Northland also purchased from the Company an aggregate of 20,000 Private Underwriter Shares at a price of $10.00 per share in a private placement that occurred simultaneously with the completion of the second closing of the Offering with the exercise of the over-allotment option. The Private Underwriter Shares are identical to the shares of common stock included in the Private Placement Units.

The Company’s Founders and underwriters have agreed not to transfer, assign or sell any of their Founder Shares, Private Placement Units, shares or other securities underlying such Private Placement Units, or Private Underwriter Shares until the earlier of (i) twelve months after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of Common Stock for cash, securities or other property.

Unlike the Warrants included in the Units sold in the Offering, if held by the original holder or its permitted transferees, the Warrants included in the Private Placement Units are not redeemable by the Company and subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of the initial Business Combination. If the Warrants included in the Private Placement Units are held by holders other than the initial holders or their permitted transferees, the Warrants included in the Private Placement Units will be redeemable by the Company and exercisable by holders on the same basis as the Warrants included in the Offering.

If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units and all of the proceeds from the sale of the Private Underwriter Shares will be part of the liquidating distribution to the public stockholders.

Registration Rights

On June 5, 2019, the Company entered into a Registration Rights Agreement with its Founders, Northland and Ms. McDonough. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the Registration Rights Agreement. Upon cancellation of Ms. McDonough’s insider shares following her resignation, effective as of August 12, 2019, she was no longer subject to the terms and conditions set forth in the Registration Rights Agreement.

Administrative Services Agreement and Other Agreements

The Company agreed to pay $20,000 a month for office space, administrative services and secretarial support to an affiliate of the Sponsor, GigFounders, LLC. Services commence on June 6, 2019, the date the securities were first listed on the New York Stock Exchange and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company.

Related Party Loan

On December 19, 2020, the Company issued the Working Capital Note in the aggregate principal amount of $300,000 to the Sponsor. The Company issued the Working Capital Note in consideration for a loan from the Sponsor to fund the Company’s working capital requirements between now and June 10, 2021, which is the period of time that the Company has available to complete its initial Business Combination following the December 8, 2020 amendment to its certificate of incorporation. The Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Company’s Trust Account. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of the proposed Business Combinations described in Note 2.

Upon such election, the Working Capital Note will convert, at a price of $10.00 per Unit, into Units identical to the Private Placement Units issued in connection with the Company’s Offering. The issuance of the Working Capital Note resulted in a contingent beneficial conversion feature which was determined to be insignificant and will be recorded when the Business Combinations close.

The Working Capital Note bears no interest and is repayable in full upon the consummation of the Company’s Business Combinations.

5. RELATED PARTY TRANSACTIONS

Founder Shares

During the period from March 6, 2019 (date of inception) to March 12, 2019, the Sponsor and Northland Investment purchased 2,500,000 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000, or $0.01 per share. In April 2019, the Company effected a stock dividend of 0.493 shares of common stock for each outstanding share of common stock, resulting in the Sponsor and Northland Investment holding an aggregate of 3,732,500 shares of its common stock. Subsequently, the Sponsor and Northland Investment sold 68,041 shares and 31,959 shares, respectively, to EarlyBird and the EarlyBird Group collectively for an aggregate purchase price of $670, or $0.0067 per share. In June 2019, the Company effected a stock dividend of 0.1541 shares of common stock for each outstanding share of common stock, resulting in the Sponsor, Northland Investment, EarlyBird and the EarlyBird Group holding an aggregate of 4,307,500 shares of its common stock as of December 31, 2020 and 2019. The Founder Shares are identical to the common stock included in the Units sold in the Offering except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

Private Placement

The Founders purchased from the Company an aggregate of 492,500 Private Placement Units at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the initial closing of the Offering. The Founders also purchased from the Company an aggregate of 75,000 Private Placement Units at a price of $10.00 per unit in a private placement that occurred simultaneously with the completion of the second closing of the Offering with the exercise of the over-allotment option. Among the Private Placement Units, 481,250 units were purchased by the Sponsor, 29,900 units were purchased by EarlyBird, and 56,350 units were purchased by Northland Investment. Each Private Placement Unit consists of one share of the Company’s common stock, $0.0001 par value, one Warrant, and one right to receive one-twentieth of a share of common stock upon the consummation of the Company’s initial Business Combination. Warrants will be exercisable for $11.50 per share, and the exercise price of the Warrants may be adjusted in certain circumstances as described in Note 7.

One of the Company’s underwriters, Northland, purchased 100,000 Private Underwriter Shares, at a purchase price of $10.00 per share in a private placement that occurred simultaneously with the completion of the initial closing of the Offering. Northland also purchased from the Company an aggregate of 20,000 Private Underwriter Shares at a price of $10.00 per share in a private placement that occurred simultaneously with the completion of the second closing of the Offering with the exercise of the over-allotment option. The Private Underwriter Shares are identical to the shares of common stock included in the Private Placement Units.

The Company’s Founders and underwriters have agreed not to transfer, assign or sell any of their Founder Shares, Private Placement Units, shares or other securities underlying such Private Placement Units, or Private Underwriter Shares until the earlier of (i) twelve months after the completion of the Company’s initial Business Combination, or earlier if, subsequent to the Company’s initial Business Combination, the last sale price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 90 days after the Company’s initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction after the initial Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Unlike the Warrants included in the Units sold in the Offering, if held by the original holder or its permitted transferees, the warrants included in the Private Placement Units are not redeemable by the Company and subject to certain limited exceptions, will be subject to transfer restrictions until one year following the consummation of the Business Combination. If the warrants included in the Private Placement Units are held by holders other than the initial holders or their permitted transferees, the warrants included in the Private Placement Units will be redeemable by the Company and exercisable by holders on the same basis as the Warrants included in the Offering.

If the Company does not complete a Business Combination, then a portion of the proceeds from the sale of the Private Placement Units and all of the proceeds from the sale of the Private Underwriter Shares will be part of the liquidating distribution to the public stockholders.

Registration Rights

On June 5, 2019, the Company entered into a Registration Rights Agreement with its Founders, Northland and Ms. McDonough. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. The Company will bear the expenses incurred in connection with the filing of any such registration statements. There will be no penalties associated with delays in registering the securities under the Registration Rights Agreement. Upon cancellation of Ms. McDonough’s insider shares following her resignation, effective as of August 12, 2019, she was no longer subject to the terms and conditions set forth in the Registration Rights Agreement.

Underwriters Agreement

The Company granted the underwriters a 45-day option to purchase up to 2,250,000 additional Units to cover any over-allotments, at the Offering price less deferred underwriting discounts and commissions. On June 13, 2019, the underwriters elected to fully exercise their over-allotment option to purchase 2,250,000 Units at a purchase price of $10.00 per unit.

The Company paid an underwriting discount of $0.20 per Unit to the underwriters.

Administrative Services Agreement and Other Agreements

The Company agreed to pay $20,000 a month for office space, administrative services and secretarial support to an affiliate of the Sponsor, GigFounders, LLC. Services commenced on June 6, 2019, the date the securities were first listed on the New York Stock Exchange and will terminate upon the earlier of the consummation by the Company of an initial Business Combination or the liquidation of the Company.

Related Party Loan

The Company entered into a promissory note agreement with the Sponsor under which $99,937 was loaned to the Company for the payment of expenses related to the Offering. The promissory note was non-interest bearing, unsecured and was repaid in full on June 20, 2019.

On December 19, 2020, the Company issued the Working Capital Note in the aggregate principal amount of $300,000 to the Sponsor. The Company issued the Working Capital Note in consideration for a loan from the Sponsor to fund the Company’s working capital requirements between now and June 10, 2021, which is the period of time that the Company has available to complete its initial business combination following the December 8, 2020 amendment to its certificate of incorporation. The Working Capital Note was issued to provide the Company with additional working capital and will not be deposited into the Company’s Trust Account. The Working Capital Note is convertible at the Sponsor’s election upon the consummation of the proposed Business Combinations described in Note 2.

Upon such election, the Working Capital Note will convert, at a price of $10.00 per Unit, into Units identical to the Private Placement Units issued in connection with the Company’s initial public offering. The issuance of the Working Capital Note resulted in a contingent beneficial conversion feature which was determined to be insignificant and will be recorded when the Business Combinations close.

The Working Capital Note bears no interest and is repayable in full upon the consummation of the Company’s Business Combinations.